United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners LP
Address:	11 East 44th St. Ste. 700
		New York, NY 10017

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	        May 09, 2013
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ x ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		1
						---

Form 13F Information Table Entry Total:		70
						----

Form 13F Information Table Value Total:		$528,001
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1 - 13F file number 028-14377 Arbiter Partners QP, LP


Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
AAIR PRODS & CHEMS INC               COM 009158106        7864      90272  SH     Call   Defined         1         0
AMERIANA BANCORP                    COM 023613102         125      13692  SH            Defined         1     13692
AMKOR TECHNOLOGY INC                COM 031652100        1155     288870  SH            Defined         1    288870
ANADARKO PETE CORP                  COM 032511107       19736     225680  SH     Call   Defined         1         0
ASB BANCORP INC N C                 COM 00213T109         489      28797  SH            Defined         1     28797
ASSURED GUARANTY LTD                COM G0585R106       20389     989263  SH            Defined         1    989263
ASSURED GUARANTY LTD                COM G0585R106        3721     180544  SH     Call   Defined         1         0
BARCLAYS BK PLC                     COM 06740C188      -11728     579185  SH      Put   Defined         1         0
BLACKSTONE GROUP L P                COM 09253U108       10713     541632  SH     Call   Defined         1         0
CAPITAL ONE FINL CORP               COM 14040H105        4080      74253  SH            Defined         1     74253
CAPITAL ONE FINL CORP               COM 14040H105        4960      90272  SH     Call   Defined         1         0
CAPITAL SR LIVING CORP              COM 140475104       35076    1327122  SH            Defined         1   1327122
CHARTER FINL CORP WEST PT           COM 16122M100        1733     135498  SH            Defined         1    135498
CLEAR CHANNEL OUTDOOR HLD           COM 18451C109        3521     470001  SH            Defined         1    470001
CLIFFS NAT RES INC                  COM 18683K101       -7550     397197  SH      Put   Defined         1         0
CORNING INC                         COM 219350105        1203      90272  SH     Call   Defined         1         0
COWEN GROUP INC NEW                 COM 223622101        5783    2050625  SH            Defined         1   2050625
CURRENCYSHARES AUSTRALIAN           COM 23129U101      -15060     144435  SH      Put   Defined         1         0
DEVON ENERGY CORP NEW               COM 25179M103       40909     725065  SH     Call   Defined         1         0
EASTERN VA BANKSHARES INC           COM 277196101         129      22749  SH            Defined         1     22749
EXPRESS SCRIPTS HLDG CO             COM 30219G108        5201      90272  SH     Call   Defined         1         0
FOREST CITY ENTERPRISES I           COM 345550107        7736     435335  SH            Defined         1    435335
GOLDMAN SACHS GROUP INC             COM 38141G104       46598     316674  SH     Call   Defined         1         0
GREIF INC                           COM 397624206       30986     552325  SH            Defined         1    552325
HESS CORP                           COM 42809H107        3233      45136  SH     Call   Defined         1         0
HOPFED BANCORP INC                  COM 439734104         298      27757  SH            Defined         1     27757
INTERVEST BANCSHARES CORP           COM 460927106         229      39001  SH            Defined         1     39001
KENTUCKY FIRST FED BANCOR           COM 491292108         135      16915  SH            Defined         1     16915
LAKE SHORE BANCORP INC              COM 510700107        1919     173044  SH            Defined         1    173044
LAPORTE BANCORP INC MD              COM 516651106         135      13588  SH            Defined         1     13588
LENNAR CORP                         COM 526057302        2028      62847  SH            Defined         1     62847
LEVEL 3 COMMUNICATIONS IN           COM 52729N308         916      45136  SH            Defined         1     45136
LIBERTY MEDIA                       COM 53071M104        7610     356123  SH            Defined         1    356123
LIBERTY VENTURES                    COM 53071M880       27761     367311  SH            Defined         1    367311
LIFE TECHNOLOGIES CORP              COM 53217V109       11669     180544  SH     Call   Defined         1         0
MARKET VECTORS ETF TR               COM 57060U589        3095     184877  SH     Call   Defined         1         0
MICROSOFT CORP                      COM 594918104        7421     259442  SH            Defined         1    259442
MICROSOFT CORP                      COM 594918104       24577     859209  SH     Call   Defined         1         0
MTR GAMING GROUP INC                COM 553769100        5029    1523990  SH            Defined         1   1523990
NATIONAL WESTN LIFE INS C           COM 638522102        8607      48904  SH            Defined         1     48904
NEWMONT MINING CORP                 COM 651639106       40140     958238  SH     Call   Defined         1         0
NN INC                              COM 629337106         770      81440  SH            Defined         1     81440
NORTHFIELD BANCORP INC DE           COM 66611T108        6155     541759  SH            Defined         1    541759
OCONEE FED FINL CORP                COM 675607105         283      18304  SH            Defined         1     18304
OPPENHEIMER HLDGS INC               COM 683797104         476      24447  SH            Defined         1     24447
PEOPLES BANCORP N C INC             COM 710577107         260      23285  SH            Defined         1     23285
PFIZER INC                          COM 717081103        2605      90272  SH     Call   Defined         1         0
PHOENIX COS INC NEW                 COM 71902E604        5616     182508  SH            Defined         1    182508
PREMIER FINL BANCORP INC            COM 74050M105         131      11116  SH            Defined         1     11116
PROSHARES TR II                     COM 74347W627        4884      53622  SH     Call   Defined         1         0
PROSHARES TR II                     COM 74347W627       -2160      57232  SH      Put   Defined         1         0
PROTHENA CORP PLC                   COM G72800108        4378     654396  SH            Defined         1    654396
PSB HLDGS INC                       COM 69360W108         283      47470  SH            Defined         1     47470
RAYTHEON CO                         COM 755111507        5307      90272  SH     Call   Defined         1         0
SALESFORCE COM INC                  COM 79466L302       -5650      31595  SH      Put   Defined         1         0
SEAGATE TECHNOLOGY PLC              COM G7945M107        3300      90272  SH            Defined         1     90272
SEAGATE TECHNOLOGY PLC              COM G7945M107       28379     776339  SH     Call   Defined         1         0
SEALED AIR CORP NEW                 COM 81211K100       30225    1253610  SH            Defined         1   1253610
SYMETRA FINL CORP                   COM 87151Q106        7994     596102  SH            Defined         1    596102
TRONOX LTD                          COM Q9235V101        5968     301256  SH            Defined         1    301256
UNITED BANCSHARES INC OHI           COM 909458101         262      21403  SH            Defined         1     21403
UNITED PARCEL SERVICE INC           COM 911312106       11632     135408  SH     Call   Defined         1         0
UT/25 IPATH S&P 500 VIX S           COM 9EQ2YAE05        -512      25276  SH      Put   Defined         1         0
WARREN RES INC                      COM 93564A100        6225    1936163  SH            Defined         1   1936163
WESTERN DIGITAL CORP                COM 958102105       13165     261789  SH     Call   Defined         1         0
WESTERN UN CO                       COM 959802109        6788     451360  SH     Call   Defined         1         0
WOLVERINE BANCORP INC               COM 977880103         181       9655  SH            Defined         1      9655
WPX ENERGY INC                      COM 98212B103        3312     206723  SH            Defined         1    206723
XEROX CORP                          COM 984121103       11655    1355254  SH            Defined         1   1355254
XEROX CORP                          COM 984121103       13518    1571907  SH     Call   Defined         1         0






*Long puts reflect a negative notional value and have been subtracted from the total notional value.